Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Statutory federal income tax rate	35.00%
Net operating loss carry-forwards for federal income tax	$ 94,749,000	$ 61,914,000
Net operating loss carry-forwards for state income tax	77,941,000	60,410,000
Limitations in use of net operating losses	Events which may cause limitations in the amount of the net operating losses that the Company may use in any one year include, but are not limited to, a cumulative ownership change of more than 50% over a three-year period.
Period for cumulative ownership change	3 years
Valuation allowances, deferred tax asset, increase	15,185,000	12,336,000	5,351,000
Minimum
Income Taxes [Line Items]
Cumulative ownership change percentage	50.00%
Federal
Income Taxes [Line Items]
Research credit carry-forwards for tax purposes	1,879,000	490,000
California
Income Taxes [Line Items]
Research credit carry-forwards for tax purposes	$ 1,851,000	$ 1,020,000